guinness atkinson funds
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367

December 23, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Guinness Atkinson Funds (the “Trust”)
File Nos. 033-75340 and 811-08360 on behalf of Guinness Atkinson Asia Focus Fund, Guinness Atkinson China & Hong Kong Fund, Guinness Atkinson Global Innovators Fund, Guinness Atkinson Global Energy Fund, Guinness Atkinson Alternative Energy Fund, Guinness Atkinson  Asia Pacific Dividend Builder Fund, Guinness Atkinson Renminbi Yuan & Bond Fund,  and Guinness Atkinson Dividend Builder Fund

Ladies and gentlemen:

On behalf of the Funds, we are filing today through EDGAR, pursuant to the requirements of Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised the Fee Table and the Investments and Risks summary (Item 3 and 4 to Form N1-A) in the Prospectus for the Fund, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on December 8, 2014 (Accession No. 0001398344-14-006276). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

 Sincerely,

/s/ RITA DAM
Rita Dam